Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,155,871.19

Principal:
Principal Collections	$21,930,606.39
Prepayments in Full	$13,921,599.11
Liquidation Proceeds	$308,535.37
Recoveries	$0.00
Sub Total	$36,160,740.87
Collections	$38,316,612.06

Purchase Amounts:
Purchase Amounts Related to Principal	$26,309.38
Purchase Amounts Related to Interest	$10.48
Sub Total	$26,319.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,342,931.92

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,342,931.92
Servicing Fee	$833,006.24	$833,006.24	$0.00	$0.00	$37,509,925.68
Interest - Class A-1 Notes	$6,599.96	$6,599.96	$0.00	$0.00	$37,503,325.72
Interest - Class A-2 Notes	$219,863.83	$219,863.83	$0.00	$0.00	$37,283,461.89
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$36,894,935.39
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$36,771,383.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,771,383.39
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$36,721,150.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,721,150.39
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$36,683,664.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,683,664.72
Regular Principal Payment	$51,541,309.79	$36,683,664.72	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$38,342,931.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,683,664.72
Total					$36,683,664.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$33,157,315.10	$181.99	$6,599.96	$0.04	$33,163,915.06	$182.03
Class A-2 Notes	$3,526,349.62	$9.76	$219,863.83	$0.61	$3,746,213.45	$10.37
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$36,683,664.72	$34.85	$826,260.96	$0.78	$37,509,925.68	$35.63

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$33,157,315.10	0.1819931	$0.00	0.0000000
Class A-2 Notes	$361,420,000.00	1.0000000	$357,893,650.38	0.9902431
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$903,617,315.10	0.8584214	$866,933,650.38	0.8235726

Pool Information
Weighted Average APR	2.572%	2.565%
Weighted Average Remaining Term	53.55	52.70
Number of Receivables Outstanding	32,452	31,743
Pool Balance	$999,607,492.63	$963,257,236.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$918,368,008.34	$884,946,403.99
Pool Factor	0.8721140	0.8403999

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$78,310,832.17
Targeted Overcollateralization Amount	$111,181,230.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,323,585.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$163,206.22
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$163,206.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1959%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0011%
Second Prior Collection Period			0.0379%
Prior Collection Period			0.0090%
Current Collection Period			0.1996%
Four Month Average (Current and Prior Three Collection Periods)			0.0619%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		159	$205,117.05
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$205,117.05
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0179%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,290.04
Average Net Loss for Receivables that have experienced a Realized Loss			$1,290.04

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.56%	149	$5,352,925.11
61-90 Days Delinquent	0.04%	13	$409,388.41
91-120 Days Delinquent	0.03%	5	$318,227.94
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.63%	167	$6,080,541.46

Repossession Inventory:
Repossessed in the Current Collection Period		3	$69,506.51
Total Repossessed Inventory		6	$241,071.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0272%
Prior Collection Period			0.0709%
Current Collection Period			0.0567%
Three Month Average			0.0516%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0755%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	5

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	67	$2,535,332.36
2 Months Extended	79	$2,894,820.73
3+ Months Extended	5	$182,042.42

Total Receivables Extended	151	$5,612,195.51
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger /s/ Ryan M. Hershberger
Assistant Treasurer